INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 265,022	$ 156,196	$ 95,480
Less: Accumulated amortization	(24,595)	(18,639)	(8,174)
Intangible assets, net	240,426	137,557	87,306
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 265,022	$ 156,196	$ 95,480